Schedule of Future Minimum Payments Under Lease (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
July 1, 2023 to December 31, 2023	$ 60,938	$ 112,916
Less: amount representing imputed interest		(4,160)
Total	59,625	108,756
Less: amount representing imputed interest	(1,313)
Total	$ 59,625	$ 108,756